Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Statement [Line Items]
Opening balance	3,215,000	1,395,000
Granted	0	2,400,000
Exercised	0
Forfeiture	(25,000)
Expired	(790,000)	(580,000)
Closing balance	2,400,000	3,215,000
Weighted average remaining contractual life (years) | yr	3.19	2.40
Vested and exercisable	1,800,000	1,415,000
Unvested	600,000	1,800,000
Weighted average exercise price of share options outstanding opening balance	$ 0.31	$ 1.71
Weighted average exercise price of share options granted	0	0.06
Weighted average exercise price of share options exercised in share-based payment arrangement	0
Weighted average exercise price of share options forfeited in share-based payment arrangement	0
Weighted average exercise price of share options expired	0	2.65
Weighted average exercise price of share options outstanding closing balance	0.06	0.31
Weighted average exercise price of share options vested and exercisable	0.06	0.63
Weighted average exercise price of stock options unvested	$ 0.06	$ 0.06
Exercise Price Range 1 [Member]
Statement [Line Items]
Opening balance	2,400,000	0
Granted	0	2,400,000
Exercised	0	0
Forfeiture	0	0
Expired	0	0
Closing balance	2,400,000	2,400,000
Weighted average remaining contractual life (years) | yr	3.19	3.13
Vested and exercisable	1,800,000	600,000
Unvested	600,000	1,800,000
Exercise Price Range 1 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price range	$ 0	$ 0
Exercise Price Range 1 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price range	$ 0.99	$ 0.99
Exercise Price Range 2 [Member]
Statement [Line Items]
Opening balance	815,000	815,000
Granted	0	0
Exercised	0	0
Forfeiture	(25,000)	0
Expired	(790,000)	0
Closing balance	0	815,000
Weighted average remaining contractual life (years) | yr	0.00	0.24
Vested and exercisable	0	815,000
Unvested	0	0
Exercise Price Range 2 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price range	$ 1.00	$ 1.00
Exercise Price Range 2 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price range	$ 1.25	$ 1.25
Exercise Price Range 3 [Member]
Statement [Line Items]
Opening balance	0	580,000
Granted		0
Exercised		0
Forfeiture		0
Expired		(580,000)
Closing balance		0
Weighted average remaining contractual life (years) | yr		0.00
Vested and exercisable		0
Unvested		0
Exercise Price Range 3 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price range		$ 2.45
Exercise Price Range 3 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price range		$ 2.69